Equity (Narrative) (Details)								1 Months Ended		12 Months Ended
	Dec. 10, 2019 USD ($)	Nov. 06, 2019 shares	Jul. 08, 2019 USD ($) shares	Jan. 02, 2019 USD ($) item	Dec. 20, 2018	Dec. 14, 2017 USD ($) shares	Sep. 13, 2017 USD ($) shares	Dec. 20, 2018 shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Share capital [Line items]
Common shares issued to Non-Executive Directors | shares										29,220	33,145	70,485
Share premium, common shares issued to Non-Executive Directors | $										$ 499,000	$ 449,000	$ 257,000
Purchase of treasury shares | $										$ 71,272,000	$ 1,801,000
Treasury Stock Purchased, Shares | shares										4,318,320	145,917
Number of Shares Issued During the Period | shares			1,484,847			490,000	12,546		82,306
Issue of equity | $			$ 4,311,000			$ 2,513,000	$ 43,000		$ 332,000
Percentage of number of shares repurchase					10.00%
Maximum shares can buyback | shares								6,063,000
Number of share options granted in share-based payment arrangement | item										459,331
Cash dividend per share | shares		0.0413
Dividends paid | $	$ 2,444,000									$ 2,444,000	$ 0	$ 0
Key management personnel of entity or parent [member] | Value Creation Plan [Member]
Disclosure Of Share capital [Line items]
Issue of equity | $				$ 2,334,000
Percentage of shares under share based compensation				50.00%
Number of share options granted in share-based payment arrangement | item				1,488,391
Director | Value Creation Plan [Member]
Disclosure Of Share capital [Line items]
Percentage of shares under share based compensation										20.00%
Number of share options granted in share-based payment arrangement | item				439,075